Note 20 Non current assets and disposal groups classified as held for sale breakdown by items (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	€ (871)	€ (923)
Liabilities included in disposal groups classified as held for sale	0	0
Foreclosures and recoveries [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	(881)	(943)
Other assets from tangible assets [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	(950)	(1,026)
Companies held for sale [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	(43)	(43)
Liabilities included in disposal groups classified as held for sale	0	0
Other assets classified as held for sale [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	0	0
Accrued amortization [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	(77)	(84)
Impairment losses [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	€ (925)	€ (1,005)